CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	$ 4,023,323,415	$ 2,809,407,083
Cash	2,228,848,927	1,083,368,511
Financial Institutions and Correspondents	1,794,474,488	1,726,038,572
Argentine Central Bank (BCRA)	1,654,202,640	1,543,660,304
Other, Local and Foreign Financial Institutions	140,271,848	182,378,268
Debt Securities at fair value through profit or loss	1,207,056,327	4,973,385,525
Derivative Financial Instruments	71,138,490	20,889,755
Repurchase Transactions	2,358,830,105	725,188,001
Other Financial Assets	359,022,783	351,638,283
Loans and Other Financing	6,210,116,814	7,804,461,715
Non-financial Public Sector	928,980	8,063,621
Argentine Central Bank (BCRA)	82,237	23,113
Other Financial Institutions	55,028,589	85,730,272
Non-financial Private Sector and Residents Abroad	6,422,536,425	8,144,786,288
Expected credit loss allowance	(268,459,417)	(434,141,579)
Other Debt Securities	3,883,122,914	2,301,759,828
Financial Assets Pledged as Collateral	869,937,069	954,807,353
Current Income Tax Assets	4,124,118	2,575,284
Investments in Equity Instruments	19,427,399	14,055,309
Equity investments in Associates and Joint Ventures	5,342,615	4,185,565
Property, Plant and Equipment	716,134,762	727,052,894
Intangible Assets	249,183,915	241,761,035
Deferred Income Tax Assets	382,506,910	45,737,300
Insurance Contract Assets	19,798,609	7,047,074
Reinsurance Contract Assets	57,684,449	199,094
Other Non-financial Assets	156,723,779	158,005,373
Non-current Assets Held for Sale	151,024	7,853
Total Assets	20,593,625,497	21,142,164,324
Liabilities
Deposits	11,505,796,543	13,446,018,038
Non-financial Public Sector	133,385,051	261,833,131
Financial Sector	5,601,274	4,405,299
Non-financial Private Sector and Residents Abroad	11,366,810,218	13,179,779,608
Liabilities at fair value through profit or loss	99,752,488	491,036
Derivative Financial Instruments	24,670,981	10,634,605
Repurchase Transactions	47,061,623	0
Other Financial Liabilities	2,566,789,182	2,189,677,467
Financing Received from the Argentine Central Bank and Other Financial Institutions	278,441,132	235,214,442
Debt Securities	186,896,801	422,488,868
Current Income Tax Liabilities	549,107,583	55,240,564
Subordinated Debt Securities	414,476,406	285,024,673
Provisions	41,098,207	64,374,723
Deferred Income Tax Liabilities	34,985,050	39,964,297
Insurance Contracts Liabilities	213,072,128	8,200,719
Reinsurance Contracts Liabilities	4,361,482	0
Other Non-financial Liabilities	560,736,440	563,098,363
Total Liabilities	16,527,246,046	17,320,427,795
Shareholders’ Equity
Capital Stock	1,474,692	1,474,692
Paid-in capital	17,281,187	17,281,187
Capital Adjustments	1,463,420,048	1,463,420,048
Reserves	3,014,837,740	3,130,122,992
Retained Deficit	(1,115,275,003)	(1,097,146,058)
Other Comprehensive Income	4,787,136	1,677,406
Income for the Year	679,674,788	304,906,143
Shareholders’ Equity Attributable to Parent Company´s Owners	4,066,200,588	3,821,736,410
Shareholders’ Equity Attributable to Non-controlling Interests	178,863	119
Total Shareholders’ Equity	$ 4,066,379,451	$ 3,821,736,529